Principal Accounting Policies - Summary of Impact of Revisions on Previously Issued Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Numerator:
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	¥ (2,709,228,737)	$ (389,156,359)	¥ (2,028,941,350)	$ (2,028,941,350)	¥ (100,772,472)	$ (100,772,472)
Weighted average number of ordinary shares used in per share calculation:
Basic and diluted	68,749,981	68,749,981	38,507,184	38,507,184	25,542,031	25,542,031
Basic and diluted loss per share | (per share)	¥ (39.41)	$ (5.66)	¥ (52.69)	$ (52.69)	¥ (3.95)	$ (3.95)
As Previously Reported
Numerator:
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders | $				$ (2,028,941,350)		$ (100,772,472)
Weighted average number of ordinary shares used in per share calculation:
Basic and diluted			35,000,472	35,000,472	24,062,500	24,062,500
Basic and diluted loss per share | $ / shares				$ (57.97)		$ (4.19)
Adjustments
Weighted average number of ordinary shares used in per share calculation:
Basic and diluted			3,506,712	3,506,712	1,479,531	1,479,531
Basic and diluted loss per share | $ / shares				$ 5.28		$ 0.24
American Depositary Shares
Weighted average number of ordinary shares used in per share calculation:
Basic and diluted	274,999,924	274,999,924	154,028,736	154,028,736	102,168,124	102,168,124
Basic and diluted loss per share | $ / shares		$ (9.85)		$ (13.17)		$ (0.99)
American Depositary Shares | As Previously Reported
Weighted average number of ordinary shares used in per share calculation:
Basic and diluted			140,001,888	140,001,888	96,250,000	96,250,000
Basic and diluted loss per share | $ / shares				$ (14.49)		$ (1.05)
American Depositary Shares | Adjustments
Weighted average number of ordinary shares used in per share calculation:
Basic and diluted			14,026,848	14,026,848	5,918,124	5,918,124
Basic and diluted loss per share | $ / shares				$ 1.32		$ 0.06